Options and Warrants (Details) - USD ($)						3 Months Ended	12 Months Ended
	Apr. 19, 2024	Mar. 07, 2023	Feb. 01, 2023	Feb. 01, 2022	Nov. 03, 2021	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023	Mar. 20, 2024	Oct. 27, 2023	Nov. 01, 2021
Options and Warrants [Line Items]
Issued warrants (in Shares)		30,000
Warrants exercisable price (in Dollars per share)						$ 1.93	$ 1.93
Expire years	5 years	5 years					5 years
Purchase warrant (in Shares)										145,833
Expire year						3 years	3 years
Dividend rate						0.00%	0.00%
Expected term						1 year 6 months	1 year 6 months
Volatility rate						97.83%
Risk-free rate						4.87%		3.00%
Non cash compensation (in Dollars)							$ 242,840
Exercise price (in Shares)											408,333
Additional share (in Shares)			233,333	233,333
Common stock reserved (in Shares)					408,333
Remaining shares (in Shares)							166
Options issued for service (in Dollars)						$ 422,955	$ 499,856
Purchase shares (in Shares)								279,584
Options issued (in Dollars)								$ 732,130
Issued warrants (in Shares)	4,200,000
Employee stock option plan shares (in Shares)									875,000
Shares of common stock (in Shares)									1,400,000
Shares remain for issuance of options (in Shares)						135,165
Black-Scholes [Member]
Options and Warrants [Line Items]
Expire year							3 years
Dividend rate						0.00%	0.00%
Expected term						1 year 6 months	1 year 6 months
Exercise price (in Shares)							404,500
Warrant [Member]
Options and Warrants [Line Items]
Warrants exercisable price (in Dollars per share)		$ 4
Purchase warrant (in Shares)						5,483,038
Expire year						3 years	3 years
Dividend rate								0.00%
Expected term								1 year 6 months
Minimum [Member]
Options and Warrants [Line Items]
Volatility rate							121.52%
Risk-free rate							3.00%
Purchase shares (in Dollars per share)							$ 1.93
Minimum [Member] | Black-Scholes [Member]
Options and Warrants [Line Items]
Volatility rate						152.10%	152.10%
Risk-free rate						4.31%	4.31%
Minimum [Member] | Warrant [Member]
Options and Warrants [Line Items]
Volatility rate								152.10%
Maximum [Member]
Options and Warrants [Line Items]
Volatility rate							143.54%
Risk-free rate							4.50%
Purchase shares (in Dollars per share)							$ 3.975
Maximum [Member] | Black-Scholes [Member]
Options and Warrants [Line Items]
Volatility rate						174.45%	174.45%
Risk-free rate						4.84%	4.84%
Maximum [Member] | Warrant [Member]
Options and Warrants [Line Items]
Volatility rate								174.45%
Chief Executive Officer [Member]
Options and Warrants [Line Items]
Purchase warrant (in Shares)										87,500
Purchase shares (in Shares)						390,000	404,500
Chief Executive Officer [Member] | Minimum [Member]
Options and Warrants [Line Items]
Purchase shares (in Dollars per share)						$ 2.37	$ 1.93	$ 3.59
Chief Executive Officer [Member] | Maximum [Member]
Options and Warrants [Line Items]
Purchase shares (in Dollars per share)						$ 2.61	$ 3.975
Director [Member] | Maximum [Member]
Options and Warrants [Line Items]
Purchase shares (in Dollars per share)								$ 4.5
Common Stock [Member]
Options and Warrants [Line Items]
Warrants exercisable price (in Dollars per share)	$ 6.43